Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,099.4	$ 923.6	$ 1,154.4	$ 1,107.9	$ 866.2	$ 551.8	$ 582.8	$ 530.4	$ 4,285.3	$ 2,531.2	$ 2,274.8
Gross margin	491.7	395.2	490.4	502.5	335.0	223.6	204.0	189.2	1,879.8	951.8	842.8
Income (loss) from continuing operations before equity in (earnings) loss of affiliates, non-operating pension and postretirement charges (income), interest expense, net and income taxes	177.5	105.1	133.3	325.0	34.4	37.1	43.4	43.6	740.9	158.5	197.8
Income (loss) from continuing operations	156.7	50.9	99.8	230.2	(239.4)	42.2	36.5	27.6	537.6	(133.1)	73.4
Discontinued operations, net of income taxes	(122.1)	23.9	32.7	39.4	770.5	13.6	38.8	(151.4)	(26.1)	671.5	138.3
Net income (loss)	34.6	74.8	132.5	269.6	531.1	55.8	75.3	(123.8)	511.5	538.4	211.7
Less: Net income (loss) attributable to noncontrolling interests	2.2	2.0	2.8	2.4	1.0	0.6	0.6	0.4	9.4	2.6	2.6
Net income (loss) attributable to FMC stockholders	32.4	72.8	129.7	267.2	530.1	55.2	74.7	(124.2)	502.1	535.8	209.1
Amounts attributable to FMC stockholders:
Continuing operations, net of income taxes	157.7	48.9	97.0	227.8	(240.5)	41.7	36.0	27.1	531.4	(135.7)	71.1
Discontinued operations, net of income taxes	$ (125.3)	$ 23.9	$ 32.7	$ 39.4	$ 770.6	$ 13.5	$ 38.7	$ (151.3)	$ (29.3)	$ 671.5	$ 138.0
Basic earnings (loss) per common share attributable to FMC stockholders:
Continuing operations (in dollars per share)	$ 1.17	$ 0.36	$ 0.72	$ 1.69	$ (1.79)	$ 0.31	$ 0.28	$ 0.20	$ 3.94	$ (1.01)	$ 0.53
Discontinued operations (in dollars per share)	(0.93)	0.18	0.24	0.29	5.73	0.10	0.28	(1.13)	(0.22)	5.00	1.03
Net income (loss) attributable to FMC stockholders (in dollars per share)	0.24	0.54	0.96	1.98	3.94	0.41	0.56	(0.93)	3.72	3.99	1.56
Diluted earnings (loss) per common share attributable to FMC stockholders:
Continuing operations (in dollars per share)	1.17	0.36	0.72	1.67	(1.79)	0.31	0.28	0.20	3.91	(1.01)	0.53
Discontinued operations (in dollars per share)	(0.93)	0.18	0.24	0.29	5.73	0.10	0.28	(1.12)	(0.22)	5.00	1.03
Net income (loss) attributable to FMC stockholders (in dollars per share)	$ 0.24	$ 0.54	$ 0.96	$ 1.96	$ 3.94	$ 0.41	$ 0.56	$ (0.92)	$ 3.69	$ 3.99	$ 1.56
Shares (in thousands):
Basic (in shares)	133,700	134,900	134,800	134,600	134,500	134,400	134,200	134,000	134,406	134,255	133,890
Diluted (in shares)	135,100	136,400	136,200	136,200	134,500	135,900	135,600	135,100	135,879	134,255	134,538
Tax expense					$ 303.6					$ 303.6